Chapman and Cutler LLP                            111 West Monroe Street
                                                  Chicago, Illinois 60603



                          June 8, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Vincent DiStefano


Re:                        FT 2482
     60/40 Strategic Allocation Port. 3Q '10 - Term 10/12/11
     75/25 Strategic Allocation Port. 3Q '10 - Term 10/12/11
                       (the "Trusts")

Dear Mr. DiStefano:

     Included herewith please find a copy of Amendment No. 1 to the Registration Statement for the above referenced unit investment trusts as filed with the Securities and Exchange Commission (the "Commission") on June 8, 2010. First Trust
Portfolios  L.P.  ("First  Trust"  or  "Sponsor")  will  act   as
depositor and sponsor of the Trusts. The Trusts will invest in portfolios of common stocks and exchange-traded funds ("ETFs"). As certain of the ETFs in which the Trusts will invest are structured as open-end management investment companies, the Trusts are not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). A recent example of a similar unit investment trust, which has included ETFs in its portfolio is FT 2364 (File No. 333-165564), declared effective by the Commission on April 22, 2010.

     The purpose of this Amendment is to update the prospectus.

        We are advised that First Trust proposes to deposit securities and to activate the subject Trusts on or about July 9, 2010, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trusts of the ETFs by the staff of the Commission and ask that the Trusts be granted effectiveness by the staff as early as possible on July 9, 2010.

     Inasmuch as the Trusts are not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-
3017) or Eric F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP



                                    By  /s/ Brian D. Free
                                      ---------------------
                                         Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure